FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number
811-4246

C/Funds Group, Inc.
 Exact name of registrant as specified in charter.

201 Center Road, Suite Two, Venice, FL 34285
Address of principal executive offices. Zip code.

C/Funds Group, Inc.
Name and address of agent for service.

941-488-6772
Registrant's telephone number, including area code.

December 31
Date of fiscal year end.

December 31, 2007
Date of reporting period.

Item 1: Report to Stockholders.

C/Funds Group, Inc.

C/Fund
C/Growth Stock Fund

2007 Annual Report

Table of Contents

Letter to Shareholders*
Performance Summary*
Fund Expenses*
Portfolio Holdings*
Schedules of Investments*
Audited Financial Statements*
Financial Highlights*
Notes to Financial Statements*
Management Information*
Proxy Voting*
Approval of Investment Advisory Agreement*
Report of Independent Registered Public Accounting Firm*

LETTER TO SHAREHOLDERS

With all the recent market volatility, the fact that markets have now delivered five straight years of positive performance gets lost in media coverage. The final numbers for 2007 had the DJIA moving up +8.88%, the S&P 500 posting +5.49%, and the NASDAQ Composite increasing +9.81% on a total return basis.

In terms of overall performance, our C/Growth Stock Fund continues to be a stellar performer, posting a +25.85% for the more aggressive investors who are its shareholders. The more conservatively managed fund, the C/Fund, posted a total return of +8.12%, a respectable performance given that this fund is not 100% invested in equities and struggles with its expense ratio.

We are disappointed that we have not been able to better control the funds' expense ratio. Over the last few years it has become increasingly expensive to keep up with all the SEC-mandated compliance costs associated with operating a mutual fund group. These compliance requirements, while well-intentioned, had and will continue to have a very negative effect on the overall operating expenses and therefore expense ratios for smaller mutual fund groups such as ours. These growing compliance costs have and will continue to impact the performance we can deliver to you as shareholders. A review of our expense ratio history can be found on page 15 of this report and you will see that we have had a 2% expense ratio in both funds for the last five years. You can trust that we are mindful of the impact of these higher costs and will report back to you on any decisions we make regarding this issue.

On behalf of our Board of Directors, staff, and family, I would like to thank you as shareholders for your continued confidence and patience as we strive to provide you with quality risk-adjusted investment management results.

Sincerely,

RG "Kelly" Caldwell, Jr.
President

February 4, 2008

This Page Left Blank Intentionally

C/Fund

Illustration of a $10,000 Investment Before Taxes

C/Growth Stock Fund

Illustration of a $10,000 Investment Before Taxes

Performance Summary

As of December 31, 2007

Fund	Period	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
C/Fund (Inception 03/85)	1 Year	8.12%	7.81%	6.23%
	5 Years	8.86%	8.73%	6.12%
	10 Years	4.46%	3.30%	4.08%
C/Growth Stock Fund (Inception 07/92)	1 Year	25.85%	22.99%	21.20%
	5 Years	19.99%	17.73%	14.30%
	10 Years	9.30%	7.37%	7.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Fund Expenses

All mutual funds have operating expenses. As a fund shareholder, you incur these ongoing expenses, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets known as the expense ratio. The following examples are intended to help you to understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with those of other mutual funds.

The examples in the following table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. They illustrate your fund's costs in two ways:

  Based on actual fund return. This example is intended to help you estimate the actual expenses you paid over the period. The "Ending Account Value" is derived from the fund's actual return, and the "Expenses Paid During the Period" shows the dollar amount of expenses. You can use this information, together with the amount you actually invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000. For example, if your account value is $8,600, divide that amount by $1,000, and then multiply the result-8.6-by the dollar amount for your fund under the heading "Expenses Paid During Period."

  Based on a hypothetical 5% return. This example is intended to help you compare your fund's costs with those of other mutual funds. It uses the actual expense ratio for your fund, but it assumes a yearly return of 5% before expenses. Because the return used is not the fund's actual return, the results do not apply to your investment. However, the example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return for this purpose.

Expense Examples

Fund	Example Type	Beginning Account Value 07/01/07	Ending Account Value 12/31/07	Expenses Paid During Period* 07/01/07-12/31/07
C/Fund	Actual	$1,000.00	$1,030.77	$10.21
	Hypothetical (5% return before expenses)	$1,000.00	$1,015.08	$10.13
C/Growth Stock Fund	Actual	$1,000.00	$1,119.90	$10.66
	Hypothetical (5% return before expenses)	$1,000.00	$1,015.08	$10.13

*Expenses are equal to each fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 to reflect a one-half-year period. Expense ratios for the funds are: C/Fund, 2.00%; C/Growth Stock Fund, 2.00%. For actual returns for each fund, refer to the "Performance Summary" above.

Portfolio Holdings

C/Funds Group, Inc. discloses a complete schedule of the portfolio holdings in each of its funds on a quarterly basis during its fiscal year beginning January 1 and ending December 31. The Company publishes second quarter listings in its Semiannual Report dated June 30, and fourth quarter listings in its Annual Report dated December 31. For the first and third quarters, the Company files complete listings with the Securities and Exchange Commission on Form N-Q. You may view the Form N-Q filings on the Commission's web site at http://www.sec.gov and at the Commission's Public Reference Room in Washington, DC. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. You may also obtain a free copy directly from the Company by calling 800-338-9477.

Schedules of investments (portfolio holdings) for each fund as of December 31 follow.

Schedule of Investments: C/Fund

December 31, 2007

INVESTMENTS BY STANDARD INDUSTRY CODE MAJOR GROUP
PLUS GOVERNMENT SECURITIES AND PREFERRED STOCKS

COMMON STOCKS: 88.3%
Holding	Shares	Value

Aircraft & Parts: 9.6%		$338,355
Boeing Co.	1,500	131,190
Honeywell International, Inc.	1,500	92,355
United Technologies Corp.	1,500	114,810

Beverages: 4.3%		148,980
Coca-Cola Co.	1,500	92,055
Pepsico, Inc.	750	56,925

Cigarettes: 3.2%		113,370
Altria Group, Inc.	1,500	113,370

Commercial Banks: 3.0%		106,735
Bank of America Corp.	1,000	41,260
J. P. Morgan Chase & Co.	1,500	65,475

Computer & Data Processing Services: 6.1%		215,550
IBM Corp.	1,500	162,150
Microsoft Corp.	1,500	53,400

Computer & Office Equipment: 2.2%		75,720
Hewlett Packard Co.	1,500	75,720

Schedule of Investments: C/Fund

December 31, 2007

COMMON STOCKS (Continued)
Holding	Shares	Value

Construction & Related Machinery: 3.1%		$108,840
Caterpillar, Inc.	1,500	108,840

Drugs: 5.2%		180,890
Johnson & Johnson	1,500	100,050
Merck & Co., Inc.	1,000	58,110
Pfizer, Inc.	1,000	22,730

Eating & Drinking Places: 2.5%		88,365
McDonald's Restaurants	1,500	88,365

Electric Services: 1.9%		67,780
FPL Group, Inc.	1,000	67,780

Electronic Components & Accessories: 1.1%		39,990
Intel Corp.	1,500	39,990

Life Insurance: 2.5%		87,450
American International Group	1,500	87,450

Lumber & Other Building Materials: 1.2%		40,410
Home Depot, Inc.	1,500	40,410

Lumber & Wood Products: 1.3%		46,040
Plum Creek Timber Co.	1,000	46,040

Medical Instruments & Supplies: 1.8%		62,685
Becton Dickinson & Co.	750	62,685

Metal Mining: 3.0%		105,060
BHP Billiton ADR	1,500	105,060

Metalworking Machinery: 1.5%		53,540
Illinois Tool Works	1,000	53,540

Miscellaneous Converted Paper Products: 3.6%		126,480
3M Company	1,500	126,480

Miscellaneous Fabricated Metal Products: 1.6%		56,482
Parker Hannifin Corp.	750	56,482

Motor Vehicles, Parts, & Supplies: 1.3%		46,300
Genuine Parts Co.	1,000	46,300

Nonclassifiable Establishments: 5.6%		197,205
Berkshire Hathaway, Inc. Delaware*	1	141,600
General Electric Co.	1,500	55,605

Nonferrous Rolling & Drawing: 1.6%		54,825
Alcoa, Inc.	1,500	54,825

Schedule of Investments: C/Fund

December 31, 2007

COMMON STOCKS (Continued)
Holding	Shares	Value

Oil & Gas Field Services: 2.8%		$98,370
Schlumberger Ltd.	1,000	98,370

Personal Credit Institutions: 2.2%		78,030
American Express Co.	1,500	78,030

Petroleum Refining: 4.0%		140,535
Exxon Mobil Corp.	1,500	140,535

Plastics Materials & Synthetics: 1.9%		66,135
E. I. Dupont de Nemours & Co.	1,500	66,135

Radio & Television Broadcasting: 1.4%		48,420
Walt Disney Co.	1,500	48,420

Research & Testing Services: 0.0%		3
Atmospheric Glow Technologies*	125	3

Soap, Cleaners, & Toilet Goods: 3.1%		110,130
Proctor & Gamble Co.	1,500	110,130

Telephone Communications, Except Radio: 3.7%		127,875
AT&T, Inc.	1,500	62,340
Verizon Communications, Inc.	1,500	65,535

Variety Stores: 2.0%		71,295
Wal-Mart Stores	1,500	71,295

Total Common Stocks (Identified Cost $2,159,314)		$3,101,845

PREFERRED STOCKS: 4.3%
Holding	Shares	Value

Preferred Stocks: 4.3%		$151,646
Aegon PFD	1,400	31,066
iShares S&P Preferred Stock Index Fund	1,000	41,500
Royal Bank Of Scotland PFD M	4,000	79,080

Total Preferred Stocks (Identified Cost $182,560)		$151,646

CORPORATES -- FIXED: 2.8%
Holding	Par Value	Value

Corporates--Fixed: 2.8%		$99,483
American General Finance, 6.000%, Due 11/15/14	100,000	99,483

Total Corporates--Fixed (Identified Cost $100,000)		$99,483

Schedule of Investments: C/Fund

December 31, 2007

GOVERNMENTS -- FIXED: 1.4%
Holding	Par Value	Value

Governments--Fixed: 1.4%		$50,242
U. S. Treasury Note, 4.875%, Due 04/30/08	50,000	50,242

Total Governments--Fixed (Identified Cost $49,987)		$50,242

TOTAL INVESTMENTS: 96.8% (Identified Cost $2,491,861)		$3,403,216

Cash & Equivalents**: 2.6%		92,779
Other Assets & Liabilities, Net: 0.6%		21,601

NET ASSETS: 100.0%		$3,517,596

* Non-income producing security. ** Non-restricted collateralized interest-earning bank account deposit.

Schedule of Investments: C/Growth Stock Fund

December 31, 2007

INVESTMENTS IN COMMON STOCKS BY STANDARD INDUSTRY CODE MAJOR GROUP

18.0%
16.0%
14.0%
12.0%
10.0%
8.0%
6.0%
4.0%
2.0%
0.0%
Industrial Machinery & Equipment
Instruments & Related Products
Insurance Carriers
Business Services
Chemicals & Allied Products
Transportation Equipment
Oil & Gas Extraction
Communication
Primary Metal Industries
Electronic & Other Electric Equipment
Fabricated Metal Products
Educational Services
Special Trade Contractors
Heavy Construction, Ex. Building
Engineering & Management Services
Miscellaneous Retail
Health Services

COMMON STOCKS: 103.1%
Holding	Shares	Value

Aircraft & Parts: 7.3%		$150,977
Precision Castparts Corp.	580	80,446
Rockwell Collins, Inc.	980	70,531

Blast Furnace & Basic Steel Products: 5.4%		111,098
Steel Dynamics	1,865	111,098

Communications Equipment: 4.6%		95,211
Harris Corp.	650	40,742
Level 3 Communications, Inc.	270	28,604
Teledyne Technologies, Inc.*	485	25,865

Computer & Data Processing Services: 8.8%		181,379
Autodesk, Inc.*	500	24,880
Cognos, Inc.*	1,175	67,645
Fiserv, Inc,*	270	14,982
Jack Henry & Associates, Inc.	3,035	73,872

Schedule of Investments: C/Growth Stock Fund

December 31, 2007

COMMON STOCKS (Continued)
Holding	Shares	Value

Computer & Office Equipment: 7.1%		$146,845
Cisco Systems, Inc.*	2,755	74,578
EMC Corp.*	3,900	72,267

Construction & Related Machinery: 6.7%		137,205
Cameron International Corp.*	1,720	82,784
Oil States Intl.*	1,595	54,421

Drug Stores & Proprietary Stores: 2.2%		45,630
MedcoHealth Solutions, Inc.*	450	45,630

Drugs: 5.8%		118,805
Genzyme Corp.*	400	29,776
Gilead Sciences, Inc.*	1,935	89,029

Educational Services: 3.0%		62,673
ITT Educational Services, Inc.*	735	62,673

Fire, Marine, & Casualty Insurance: 4.3%		87,937
Arch Capital Group, Ltd.*	1,250	87,937

Heavy Construction, Ex. Building: 2.8%		57,366
Jacobs Engineering Group, Inc.*	600	57,366

Measuring & Controlling Devices: 5.9%		120,854
KLA-Tencor Corp.	590	28,414
Mettler-Toledo, Intl.*	565	64,297
Roper Industries, Inc.	450	28,143

Medical & Dental Laboratories: 1.5%		30,967
Laboratory Corp of America Holdings*	410	30,967

Medical Instruments & Supplies: 5.4%		110,910
CR Bard, Inc.	885	83,898
Dentsply International, Inc.	600	27,012

Medical Service & Health Insurance: 5.9%		121,264
Assurant, Inc.	230	15,387
Cigna Corp.	550	29,552
Wellpoint, Inc.*	870	76,325

Miscellaneous Chemical Products: 2.5%		50,957
Smith International, Inc.	690	50,957

Oil & Gas Field Services: 6.5%		133,596
Ensco International, Inc.	400	23,848
Noble Corp.	1,400	79,114
Superior Energy Services, Inc.*	890	30,634

Ordnance & Accessories, NEC: 3.6%		73,944
Alliant Techsystems, Inc.*	650	73,944

Schedule of Investments: C/Growth Stock Fund

December 31, 2007

COMMON STOCKS (Continued)
Holding	Shares	Value

Research & Testing Services: 2.5%		$51,972
Covance, Inc.*	600	51,972

Special Industry Machinery: 2.9%		59,451
ASML Holding NV*	1,900	59,451

Special Trade Contractors: 2.9%		60,440
Chicago Bridge & Iron Co.	1,000	60,440

Telephone Communications, Except Radio: 5.5%		112,108
America Movil S.A.B. de C.V.	725	44,508
Vimpel-Communications ADR	1,625	67,600

Total Common Stocks (Identified Cost $1,722,749)		$2,121,589

TOTAL INVESTMENTS: 103.1% (Identified Cost $1,722,749)		$2,121,589

Cash & Equivalents**: 1.0%		20,553
Other Assets & Liabilities, Net: -4.1%		-85,473

NET ASSETS: 100.0%		$2,056,669

* Non-income producing security. ** Non-restricted collateralized interest-earning bank account deposit.

Audited Financial Statements

C/FUNDS GROUP, INC.
C/FUND AND C/GROWTH STOCK FUND
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2007

	C/Fund	C/Growth Stock Fund
Securities at Cost	$2,491,861	$1,722,749

ASSETS
Investment in Securities	$3,403,216	$2,121,589
Cash and Equivalents*	92,779	20,553
Receivables
Dividends and Interest	6,060	183
Receivable from Advisor	17,461	9,486
Total Assets	3,519,516	2,151,811

LIABILITES
Advisor Fee Payable	1,920	1,179
Securities Purchased	0	49,062
Fund Shares Redeemed	0	44,901
Total Liabilities	1,920	95,142

NET ASSETS	$3,517,596	$2,056,669

NET ASSETS CONSIST OF:
Paid in Capital	$2,604,698	$1,657,141
Accumulated Net Investment Income (Loss)	927	(216,878)
Accumulated Net Realized Gain on Investments	616	217,566
Net Unrealized Appreciation on Investments	911,355	398,840
Total Net Assets	$3,517,596	$2,056,669

CAPITAL SHARES OUTSTANDING (5,000,000 Shares Authorized at $0.001 Par Value)	185,113	159,853

NET ASSET VALUE PER SHARE	$19.00	$12.87

* Non-restricted collateralized interest-earning bank account deposit.

Audited Financial Statements

C/FUNDS GROUP, INC.
C/FUND AND C/GROWTH STOCK FUND
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2007

	C/Fund	C/Growth Stock Fund
INVESTMENT INCOME
Dividends	$81,199	$9,914
Interest	10,469	4,833
Other	26	0
Total investment income	91,694	14,747

OPERATING EXPENSES
Investment advisory fee	39,524	22,267
Professional fees	26,063	14,228
Administrative fees	3,859	2,141
Registration fees	2,004	1,130
Custodian fees	12,450	7,062
Directors fees	10,314	5,886
Printing	1,309	747
Miscellaneous	986	559
Other	0	34
Total operating expenses	96,509	54,054
Less fees waived by advisor	(17,461)	(9,486)
Total operating expenses, net of reimbursements	79,048	44,568

NET INVESTMENT INCOME (LOSS)	12,646	(29,821)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Change in unrealized appreciation in investments	111,880	187,319
Net realized gain on investments	195,960	355,433
Total realized and unrealized gain from investments	307,840	542,752

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$320,486	$512,931

Audited Financial Statements

C/FUNDS GROUP, INC.
C/FUND AND C/GROWTH STOCK FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2007

	C/Fund	C/Growth Stock Fund
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$12,646	($29,821)
Net realized gain on investments	195,960	355,433
Change in unrealized appreciation in investments	111,880	187,319
Net increase (decrease) in net assets resulting from operations	320,486	512,931

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(11,975)	(187,168)
Net realized long-term gain on investments	(54,731)	(137,910)
Total distributions to shareholders	(66,706)	(325,078)

CAPITAL SHARE TRANSACTIONS
Shares sold	285,287	146,031
Reinvested distributions	61,793	234,327
Shares redeemed	(1,119,270)	(553,292)
Total capital share transactions	(772,190)	(172,934)

NET (DECREASE) INCREASE IN NET INVESTMENTS	($518,410)	$14,919

NET ASSETS
Beginning of year	4,036,006	2,041,750
End of year	$3,517,596	$2,056,669

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2006

	C/Fund	C/Growth Stock Fund
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$16,413	($22,442)
Net realized gain on investments	12,514	303,848
Change in unrealized appreciation (depreciation) in investments	487,557	(93,154)
Net increase in net assets resulting from operations	516,484	$188,252

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(16,825)	(33,623)
Net realized long-term gain on investments	0	(248,361)
Total distributions to shareholders	(16,825)	(281,984)

CAPITAL SHARE TRANSACTIONS
Shares sold	290,528	450,689
Reinvested distributions	15,547	155,026
Shares redeemed	(479,131)	(177,696)
Total capital share transactions	(173,056)	428,019

NET INCREASE IN NET INVESTMENTS	$326,603	$334,287

NET ASSETS
Beginning of year	3,709,403	1,707,463
End of year	$4,036,006	$2,041,750

Financial Highlights

C/FUNDS GROUP, INC.
C/FUND AND C/GROWTH STOCK FUND
FINANCIAL HIGHLIGHTS (1)
For the Years Ended December 31, 2007, 2006, 2005, 2004, and 2003

C/Fund
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$17.91	$15.67	$15.70	$15.32	$12.87
Income (Loss) from Investment Operations:
Net Investment Income	.06	.07	.06	.07	.06
Net Realized and Unrealized Gain (Loss) on Investments	1.35	2.24	(.02)	.37	2.42
Total Income from Investment Operations	1.41	2.31	.04	.44	2.48
Distributions
Distributions from Net Investment Income	(.06)	(.07)	(.07)	(.06)	(.03)
Distributions from Net Realized Gains on Investments	(.26)	.00	.00	.00	.00
Distributions from Return of Capital	.00	.00	.00	.00	.00
Total Distributions	(.32)	(.07)	(.07)	(.06)	(.03)
Net Asset Value, End of Period	$19.00	$17.91	$15.67	$15.70	$15.32

Total Return Before Taxes:	8.12%	14.78%	.26%	2.91%	19.40%

Ratios and Supplemental Data:
Net Assets, End of Period	$3,517,596	$4,036,006	$3,709,403	$4,181,545	$4,131,630
Operating Expenses to Average Net Assets Before Fee Waiver	2.46%	2.49%	2.33%	2.59%	2.67%
Operating Expenses to Average Net Assets After Fee Waiver	2.00%	2.00%	2.00%	2.00%	2.00%
Investment Income to Average Net Assets Before Expenses	2.33%	2.44%	2.42%	2.44%	2.35%
Investment Income to Average Net Assets After Expenses	.32%	.44%	.43%	.44%	.34%
Portfolio Turnover Rate	13.14%	9.44%	17.56%	14.38%	9.45%
C/Growth Stock Fund
	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.05	$12.54	$12.84	$11.68	$9.04
Income (Loss) from Investment Operations:
Net Investment Loss	(.19)	(.14)	(.15)	(.17)	(.14)
Net Realized and Unrealized Gain (Loss) on Investments	3.02	1.46	2.07	2.07	3.26
Total Income (Loss) from Investment Operations	2.83	1.32	1.92	1.90	3.12
Distributions
Distributions from Net Investment Income	(1.16)	(.22)	(.37)	.00	(.42)
Distributions from Net Realized Gains on Investments	(.85)	(1.59)	(1.85)	(.74)	(.06)
Distributions from Return of Capital	.00	.00	.00	.00	.00
Total Distributions	(2.01)	(1.81)	(2.22)	(.74)	(.48)
Net Asset Value, End of Period	$12.87	$12.05	$12.54	$12.84	$11.68

Total Return Before Taxes:	25.85%	10.45%	14.56%	16.22%	34.40%

Ratios and Supplemental Data:
Net Assets, End of Period	$2,056,669	$2,041,750	$1,707,463	$1,526,814	$1,333,213
Operating Expenses to Average Net Assets Before Fee Waiver	2.46%	2.49%	2.33%	2.57%	2.64%
Operating Expenses to Average Net Assets After Fee Waiver	2.00%	2.00%	2.00%	2.00%	2.00%
Investment Income to Average Net Assets Before Expenses	.67%	.92%	.86%	.60%	.59%
Investment Income to Average Net Assets After Expenses	(1.36%)	(1.09%)	(1.14%)	(1.39%)	(1.41%)
Portfolio Turnover Rate	103.74%	204.87%	146.24%	100.56%	152.96%
  Selected data for a share of capital stock outstanding throughout the year.

Notes to Financial Statements

C/FUNDS GROUP, INC.
C/FUND AND C/GROWTH STOCK FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2007

NOTE A - ORGANIZATION

C/Funds Group, Inc. (the Company), is registered as an open-end diversified investment company under the Investment Company Act of 1940. Effective July 2, 1985, the Company's shares were registered under Section 8(a) of the Securities Act of 1933. Currently, the Company offers the following two funds:

FUNDS	PRIMARY INVESTMENTS
C/Fund	Stocks and Fixed Income Securities
C/Growth Stock Fund	Common Stocks or Equivalents

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in accordance with accounting policies generally accepted in the investment company industry.

  Security Valuation - Investments in securities traded on a national exchange are stated at the last known trade price on or after 4:00 p.m. New York Time on the day of valuation as received from Bloomberg. Lightly traded securities for which the last trade price may no longer be accurate are stated at an evaluation price provided by Bloomberg. Bloomberg calculates the evaluation price based on a matrix.
  Investment Income - Dividend income is recorded as of the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses are determined on the identified cost basis.
  Distributions to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
  Income Tax Status - No provision for income taxes is included in the accompanying financial statements as the Company regularly distributes to shareholders its taxable investment income and realized gains under provision of the Internal Revenue Code applicable to regulated investment companies.
  Security Transactions - The Company follows industry practice and records security transactions on the trade date.
  Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.
  Cash and Equivalents - The Cash and Equivalents component of portfolio holdings contains no restricted funds. It is comprised of non-restricted collateralized interest-bearing bank account deposits.

NOTE C - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during 2007 and 2006 was as follows:

	C/Fund	C/Growth Stock Fund
Year ended December 31, 2007
Distributions paid from:
Ordinary income	$0	$0
Qualifying dividend income	11,975	187,168
Long-term capital gains	54,731	137,910
	66,706	325,078
Return of capital	0	0
Total distributions to shareholders	$66,706	$325,078

Year ended December 31, 2006
Distributions paid from:
Ordinary income	$0	$33,623
Qualifying dividend income	16,825	0
Long-term capital gains	0	248,361
	16,825	281,984
Return of capital	0	0
Total distributions to shareholders	$16,825	$281,984

Notes to Financial Statements

C/FUNDS GROUP, INC.
C/FUND AND C/GROWTH STOCK FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2007

NOTE D - TAX BASIS COMPONENTS OF DISTRIBUTABLE EARNINGS

As of December 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	C/Fund	C/Growth Stock Fund
Undistributed ordinary income	$927	$0
Undistributed long-term capital gains	616	217,566
Unrealized appreciation	911,355	398,840
	$912,898	$616,406

As of December 31, 2007, there were no capital loss carryforwards for either C/Fund or C/Growth Stock Fund.

NOTE E - INVESTMENT ADVISORY AGREEMENT

Each fund has a written agreement (the Agreements) for management and investment advisory services with Omnivest Research Corporation (the Advisor) which is owned 100% by Trust Companies of America, Inc. (TCA), which is controlled by the Company's President and his family. The Agreements provide for advisor fees to be computed on the average daily net asset value. Under terms of the agreements, each Fund's total expenses cannot exceed 2% of the Fund's average net asset value in any one year. Expenses in excess of 2% shall be paid by the Advisor. Annual percentage rates provided by the Agreements in computing investment advisory fees and the fees incurred in 2007 are as follows:

FUND	ANNUAL % RATE	INVESTMENT ADVISORY FEES
C/Fund	1.0	$39,524
C/Growth Stock Fund	1.0	$22,267

In 2007, total expenses for C/Fund and C/Growth Stock Fund exceeded the 2% limit by $17,461 and $9,486, respectively. These amounts have been recorded as a receivable and as an expense waiver by the respective Fund.

NOTE F - CAPITAL SHARE TRANSACTONS

As of December 31, 2007 and 2006 there were 5,000,000 shares of $0.001 par value capital shares authorized. Transactions of the Funds in capital stock were as follows:

	C/Fund	C/Growth Stock Fund
Year ended December 31, 2007
Shares sold	15,537	10,469
Reinvested distributions	3,251	18,207
Shares redeemed	(59,074)	(38,259)
Net (decrease)	(40,286)	(9,583)

Year ended December 31, 2006
Shares sold	17,587	34,013
Reinvested distributions	880	12,857
Shares redeemed	(29,757)	(13,590)
Net (decrease) increase	(11,290)	33,280

Notes to Financial Statements

C/FUNDS GROUP, INC.
C/FUND AND C/GROWTH STOCK FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2007

NOTE G - INVESTMENT TRANSACTIONS

Purchases and sales and accumulated gross unrealized appreciation and depreciation of investment securities during 2007 and the tax cost of investment securities at December 31, 2007 were as follows:

	C/Fund	C/Growth Stock Fund
Common Stock
Purchases	496,982	2,179,160
Sales	1,374,686	2,436,008

U. S. Government Obligations
Purchases	0	0
Sales	0	0

Gross unrealized appreciation in securities	1,004,202	419,242
Gross unrealized depreciation in securities	(92,847)	(20,402)
Net unrealized appreciation in securities	911,355	398,840

Tax Cost	2,491,861	1,722,749

NOTE H - TRANSACTIONS WITH AFFILIATES

In addition to the investment advisory fees discussed in NOTE E, the Funds pay fees to other related entities, all of which are 100% owned by TCA, primarily for custodianship of assets and computer processing and programming. Total fees paid to TCA subsidiaries for services other than investment advising aggregated approximately $26,000 for 2007.

The number of shares held by the President of the Company, employees of the Advisor, and other affiliated persons (including any related or unrelated shareholder who is a beneficial owner of 5% or more of a fund series) at December 31, 2007 are as follows:

FUND	SHARES	VALUE
C/Fund	19,215	$365,093
C/Growth Stock Fund	29,810	$383,658

NOTE I - MARKET RISK

The Company is exposed to market risk on the amount invested in marketable securities. The maximum amount of loss the Company would incur is limited to the amount recorded in the 2007 financial statements. The Company does not hold any collateral on the marketable securities. This exposure to risk is customary for all entities which have invested in financial instruments.

NOTE J - BROKER ALLOCATIONS

The placement of orders for the purchase and sale of portfolio securities is made under the control of the Advisor, subject to the overall supervision of the Board of Directors.

Management Information

C/FUNDS GROUP, INC.
C/FUND AND C/GROWTH STOCK FUND
MANAGEMENT INFORMATION
December 31, 2007

Following are the names, duties, and affiliations of the Officers of the Company and the members of the Company's Board of Directors.

Name, Age and Address	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held
Non-Interested Directors
D. Bruce Chittock (73) 19625 Cats Den Road Chagrin Falls, OH 44023	Chairman, Board of Directors	Term: 1 year Service: 10.5 years	Industrial Engineer, Equipment for Industry, Inc., Cleveland, OH; Retired.	N/A	None
R. Scott Thompson (45) 525 Bayview Parkway Nokomis, FL 34275	Director	Term: 1 year Service: 1.8 years	Dentist	N/A	None
James R. Woods (66) 609 Madrid Avenue Venice, FL 34285	Director	Term: 1 year Service: 2.8 years	Educator, Education Administrator; Retired.	N/A	None
Interested Directors
(1)(2) Roland G. Caldwell, Jr. (40) 3320 Hardee Drive Venice, FL 34292	Director and President	Term: Director, 1 year Term: Officer, N/A Service: 14.8 years	Officer, Trust Companies of America, Inc., currently Pres.; Officer, Caldwell Trust Co., currently Pres., Treas. and Trust Officer; Officer, Omnivest Research Corp., currently Pres.	N/A	None
(1)(2) Deborah C. Pecheux (50) 1911 Oakhurst Parkway Sugarland, TX 77479	Director	Term: 1 year Service: 15.0 years	VP, CareVu Corporation (claim management and electronic services software company).	N/A	None
Other Non-Interested Personnel
Marcia DeVries (39) 320 Aurora Street E. Venice, FL 34285	Secretary	Term: N/A Service: .7 years	C/Funds Group, Inc.; Caldwell Trust Co., CFO; Trust Companies of America, Inc., CFO.	N/A	None
(1) Interested persons under the 1940 Act.

(2) Mr. Caldwell and Ms. Pecheux are siblings.

The Company's Statement of Additional Information (SAI) contains more information about the Company's Directors. To obtain a free copy of the SAI, call 800-338-9477.

Proxy Voting

To obtain a free copy of the Company's proxy voting policy and procedures, call 800-338-9477. You can also call the same number to obtain a free copy of how the Company voted proxies related to Fund portfolio securities during the most recent 12-month period ending June 30.

Approval of Investment Advisory Agreement

At a meeting held on April 6, 2007, the Board (including the independent Board members) considered and approved the continuance of the Investment Advisory Agreement for the period of May 1, 2007 through April 30, 2008. At that meeting the Board received detailed information regarding Fund performance for fiscal year 2006 and for the quarter ending March 31, 2007. That information, along with Fund performance information provided at each regular Board meeting throughout the year formed the basis for the Board's determinations. Following is a summary of the factors that were considered.

  The nature and quality of the services provided by the Advisor. The qualifications and experience of the Advisor's personnel and the prior relationship between the Advisor and the Company were considered. Given the size of the Funds and the efforts required to manage the portfolios, it was determined that the services provided were well-suited to the needs of the Funds and that the Advisor's personnel were capable of dependably providing those services.

  The performance of the funds. Total returns for each Fund were reviewed as of the last fiscal year-end 2006 for one, five, and ten year periods before taxes, after taxes on distributions, and after taxes on distributions and sale of fund shares. Additionally, total returns were reviewed for the first quarter of 2007. Comparative returns for the five year period of 2002 through 2006 for the Dow Jones Industrial Average, S&P 500 Index, NASDAQ Composite, and the Lipper International Index were also considered. Returns for comparable funds as derived from Morningstar were reviewed for the eleven year period of 1996 through 2006. It was concluded that Fund performance was acceptable in light of these comparisons.

  The reasonableness of the compensation payable to the Advisor. In considering the advisory fee, factors included that the fee has remained unchanged at 1% since inception. Additionally, the Advisor has always borne responsibility for the expenses of "interested" directors and has committed to bear any loss that might be incurred by the Company as a direct result of any purchase failure. The Advisor and its parent company TCA have been providing administrative and shareholder services to the Company since inception. In light of these factors, the Advisor's fee was deemed fair and reasonable.

  Each Fund's expense ratio. In all cases the Advisor has limited expenses to the Funds to not more that 2%. When expenses have exceeded that limit, the Advisor has waived an amount of its fees sufficient to reduce total expenses to the 2% level. This commitment from the Advisor has enabled the expense ratios of the Funds to be considered stable and reasonable to the benefit of the Funds and their shareholders.

No single factor determined the Board's decision to approve the continuance of the Investment Advisory Agreement, but rather the directors based their determination on the total mix of information available. Considering all the factors in their totality, the Board concluded that the advisory arrangements were fair and reasonable and that continuance would be in the best interests of the Funds and their shareholders.

Report Of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
C/Funds Group, Inc.

We have audited the statements of assets and liabilities, including the schedules of investments, of C/Funds Group, Inc. comprising the C/Fund and C/Growth Stock Fund portfolios (the Company) as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the C/Fund and C/Growth Stock Fund portfolios as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Gregory, Sharer & Stuart, P.A.

/s/ Gregory, Share & Stuart, P.A.

St. Petersburg, Florida
February 4, 2008

Investment Advisor
Omnivest Research Corporation
201 Center Road, Suite Two
Venice, FL 34285
(941) 493-3600

Custodian
Caldwell Trust Company
201 Center Road, Suite Two
Venice, FL 34285
(941) 493-3600

Auditors
Gregory Sharer & Stuart, P.A.
Certified Public Accountants
100 Second Avenue South, Suite 600
St. Petersburg, FL 33701-4383
(727) 821-6161

This report has been prepared for the information of shareholders of the Funds and is not authorized for distribution to Investors unless preceded or accompanied by an effective Prospectus which includes information regarding the Funds' objectives, policies, management, records, and other information.

Item 2: Code of Ethics.
The registrant has adopted a code of ethics that applies to all of its officers. During the period covered by the report, no amendments were made to the provisions of this code of ethics. During the period covered by the report, the registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics. The registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of this Form N-CSR. Persons may request a copy of this code of ethics free of charge by calling 800-339-9477.

Item 3: Audit Committee Financial Expert.
The registrant's Audit Committee members possess a wide variety of experience in their fields including financial aspects of their industry areas. While no individual meets all of the requirements for an "Audit Committee Financial Expert" as prescribed in instructions to Form N-CSR, the registrant feels that the quality and diligence of these board members as a team meet all required oversight needs.

Item 4: Principal Accountant Fees and Services.

Service Provided	2007	2006
(a) Audit Fees	$32,000.00	$38,000.00
(b) Audit-Related Fees	$0.00	$0.00
(c) Tax Fees	$2,000.00	$2,000.00
(d) All Other Fees	$0.00	$0.00
Total Fees	$32,000.00	$40,000.00

  Audit Fees: Fees billed for services rendered for the audits of C/Funds Group, Inc. annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements. For the fees listed above, the principal accountant audited the registrant's annual financial statements, performed its annual transfer agent audit under Rule 17Ad-13(a)(3), and performed its three annual self-custody audits under Rule 17f-2.
  Audit-Related Fees: Fees billed for assurance and related services that are reasonably related to the performance of the audit of the Funds' financial statements and not reported under (a) of this Item. Not applicable.
  Tax Fees: Fees billed for professional services for tax compliance, tax advice, and tax planning. For the fees listed above, the principal accountant prepared the registrant's tax returns.
  All Other Fees: Fees billed for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item. Not applicable.
  Audit Comittee Pre-Approvals: No pre-approvals were required for fiscal years 2006 and 2005 as the Company did not engage its principal accountant in any services other than those listed in (a) through (c) above. Not applicable.
  Audit Work Performed by Other Than Accountant's permanent employees. Not applicable.
  Aggregate Non-Audit Fees Billed. Not applicable.
  Audit Committee Consideraton of Non-Audit Services. Not applicable.

Item 5: Audit Committee of Listed Registrants.
Not Applicable.

Item 6: Schedule of Investments.
Filed as part of Registrant's report to shareholders included in Item 1 above.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to C/Funds Group, Inc. which is an open-end management investment company.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to C/Funds Group, Inc. which is an open-end management investment company.

Item 9: Purchases of Equity Securities by Closed-End Managment Investment Company and Affiliated Purchasers.
Not applicable to C/Funds Group, Inc. which is an open-end management investment company.

Item 10: Submission of Matters to Vote of Security Holders.
None.

Item 11: Controls and Procedures.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2006, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls in its last fiscal half-year, including no significant deficiencies or material weaknesses that required corrective action.

Note:
Roland G. Caldwell, Jr., President of C/Funds Group, Inc., is the sole applicable responding officer for C/Funds Group, Inc.

Item 12: Exhibits.

  (1) Any code of ethics or amendment thereto. Filed herewith.
  (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr., President
Date:	February 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr., President
Date:	February 8, 2008

Note:
Roland G. Caldwell, Jr. is the sole applicable certifying officer for C/Funds Group, Inc.

EXHIBIT LIST

  EX-99.CODE ETH — Exhibit 12.A.1 — Code of Ethics
  EX-99.CERT — Exhibit 12.A.2 — Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
  EX-99.906 CERT — Exhibit 12.B — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002